SEGMENT INFORMATION (Schedule of Revenues from Main Customers of Imports Segments) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of operating segments [line items]
Revenue | ₪			₪ 311,978	₪ 294,202	₪ 312,514
US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $	[1]	$ 89,985
Customer A [Member]
Disclosure of operating segments [line items]
Revenue | ₪			₪ 50,053	₪ 46,171	₪ 57,161
Customer A [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $	[1]	$ 14,437

[1]	Convenience Translation into US Dollars.